Provisions - Additional Information (Details) kr in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of other provisions [line items]
Provisions	€ 113.7		€ 140.8	€ 193.7
Acquisitions through business combinations, other provisions	7.0
Additional provision in the period	8.4		43.3
Provision used	34.3		81.7
Release of provision	6.2		13.5
Unwinding of discounting	1.1		1.2
Restructuring
Disclosure of other provisions [line items]
Provisions	12.3		€ 26.3	59.1
Acquisitions through business combinations, other provisions	0.0
Estimated completion of activities, period			18 months
Additional provision in the period	4.0		€ 30.9
Provision used	16.5		63.6
Release of provision	1.5		0.1
Unwinding of discounting	0.0		0.0
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Provisions	68.8		75.4	80.6
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.0		0.0
Provision used	4.3		3.9
Release of provision	0.0		0.0
Unwinding of discounting	0.8		0.8
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	5.8		10.2	24.5
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.3		5.8
Provision used	4.7		5.8
Release of provision	0.0		12.2
Unwinding of discounting	0.0		0.0
Contingent consideration
Disclosure of other provisions [line items]
Provisions	1.5		10.4	10.0
Acquisitions through business combinations, other provisions	0.0
Additional provision in the period	0.0		0.0
Provision used	6.5		0.0
Release of provision	2.7		0.0
Unwinding of discounting	0.3		0.4
Other provision
Disclosure of other provisions [line items]
Provisions	25.3		18.5	€ 19.5
Acquisitions through business combinations, other provisions	7.0
Additional provision in the period	4.1		6.6
Provision used	2.3		8.4
Release of provision	2.0		1.2
Unwinding of discounting	0.0		0.0
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions	5.9		4.9
Professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Provisions	1.8		2.7
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	5.0		5.6
La Cocinera | Contingent consideration
Disclosure of other provisions [line items]
Provision used	(6.5)
Lutosa | Contingent consideration
Disclosure of other provisions [line items]
Provisions	1.5
Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure of other provisions [line items]
Provisions	€ 66.9		€ 72.5
Discount rate	1.00%		1.00%
Inflation rate	1.00%		1.00%
Increase (decrease) in risk free rate or inflation rate assumptions, percentage change	0.50%	0.50%
Effect of 0.5% increase (decrease) in risk free rate or inflation rate assumptions	7.00%	7.00%
Bjuv Facility | Sweden | Onerous/unfavorable contracts - service contract
Disclosure of other provisions [line items]
Provisions	€ 1.9
Foodhills AB [Member] | Bjuv Facility | Sweden
Disclosure of other provisions [line items]
Agreed gross proceeds from sale of Bjuv factory	8.6	kr 85,000
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	€ 7.2	kr 72,250